SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Disclosure of detailed information about cash flow statement
Supplemental information to the statements of cash flows is as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Change in non-cash working capital
(Increase) decrease in accounts receivable	($2,423)	$2,883
(Increase) in inventories	(50,028)	(3,121)
(Increase) in prepaid expenses	(8,615)	(4,429)
Increase (decrease) in accounts payable and accrued liabilities[1]	83,131	(20,733)
	$22,065	($25,400)

Investing and financing non-cash transactions
Property, plant and equipment acquired through lease	$7,585	$6,037
[1]Includes dividends payable.